Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

The provision (benefit) for income taxes for the years ended December 31, 2015, 2014, and 2013 consisted of the following (in millions):

	CEQP			CMLP
	Year Ended December 31,			Year Ended December 31,
	2015	2014	2013	2015	2014	2013
Current:
Federal	$1.6	$5.0	$2.5	$—	$—	$—
State	0.6	1.3	1.3	0.3	0.2	0.7

Total current	2.2	6.3	3.8	0.3	0.2	0.7
Deferred:
Federal	(2.9)	(5.3)	(2.5)	—	—	—
State	(0.7)	0.1	(0.3)	(0.3)	0.7	—

Total deferred	(3.6)	(5.2)	(2.8)	(0.3)	0.7	—

Provision (benefit) for income taxes	$(1.4)	$1.1	$1.0	$—	$0.9	$0.7

Schedule of Deferred Tax Assets and Liabilities

Components of our deferred income taxes at December 31, 2015 and 2014 are as follows (in millions).

	CEQP		CMLP
	December 31,		December 31,
	2015	2014	2015	2014
Deferred tax asset:
Basis difference in stock of company	$0.5	$—	$—	$—

Total deferred tax asset	0.5	—	—	—

Deferred tax liability:
Basis difference in stock of acquired company	(8.9)	(12.0)	(0.4)	(0.7)

Total deferred tax liability	(8.9)	(12.0)	(0.4)	(0.7)

Net deferred tax liability	$(8.4)	$(12.0)	$(0.4)	$(0.7)